Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Consolidated Financial Statements - Parent Company [Member] - USD ($)		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 802,386	$ 347,731
Prepaid expenses and other current assets		1,505,228	2,577,085
TOTAL CURRENT ASSETS		2,463,486	3,030,688
NON-CURRENT ASSETS
Investment in subsidiaries and VIE		3,440,152	6,710,750
TOTAL NON-CURRENT ASSETS		3,440,152	6,710,750
TOTAL ASSETS		5,903,638	9,741,438
CURRENT LIABILITIES
Accrued expenses and other current liabilities		37,743	31,824
TOTAL CURRENT LIABILITIES		37,743	31,824
TOTAL LIABILITES		37,743	31,824
EQUITY
Additional paid-in capital		37,450,168	36,842,425
Statutory reserves		2,477,940	2,477,940
Accumulated deficits		(34,064,827)	(29,613,365)
TOTAL EQUITY		5,865,895	9,709,614
TOTAL LIABILITIES AND EQUITY		5,903,638	9,741,438
Related Party [Member[
CURRENT ASSETS
Due from related parties		155,872	105,872
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	[1]	1,957	1,957
Class B Ordinary Shares [Member]
EQUITY
Ordinary shares	[1]	$ 657	$ 657

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).